EMPLOYEE BENEFIT PLANS (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFIT PLANS [Abstract]
Defined benefit plans	$ 1	$ 2	$ 29	$ 29
Defined contribution plans	23	22	78	71	$ 88	$ 94	$ 86
Multi-employer pension plans	$ 5	$ 5	$ 15	$ 15